RELATED PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Total loans outstanding to related party	$ 23.6	$ 40.6
New loans to related party	8.1
Repayment and other reduction (including bank divestitures)	25.1
Related Party Deposit Liabilities	$ 25.4	$ 20.5